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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                      	Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Europe Select Equity Fund
         Schedule of Investments  11/30/2005

Shares                                                              Value
         PREFERRED STOCKS - 2.8 %
         Automobiles & Components - 2.8 %
         Automobile Manufacturers - 2.8 %
  6,674  Porsche AG                                              $ 4,967,794
         Total Automobiles & Components                          $ 4,967,794
         TOTAL PREFERRED STOCKS
         (Cost   $3.838.292)                                     $ 4,967,794
         COMMON STOCKS - 98.0 %
         Energy - 12.1 %
         Integrated Oil & Gas - 12.1 %
858,169  BP Amoco Plc                                            $ 9,421,008
235,463  Eni SpA                                                   6,398,928
201,221  Repsol SA                                                 5,925,265
                                                                 $21,745,201
         Total Energy                                            $21,745,201
         Materials - 12.2 %
         Construction Materials - 6.3 %
213,370  CRH Plc                                                 $ 5,654,725
 66,735  Lafarge Br                                                5,721,867
                                                                 $11,376,592
         Diversified Chemical - 1.2 %
 28,840  BASF AG                                                 $ 2,126,142
         Diversified Metals & Mining - 2.4 %
104,386  Rio Tinto Plc                                           $ 4,246,266
         Fertilizers & Agricultural Chemicals - 2.3 %
 38,043  Syngenta AG *                                           $ 4,171,425
         Total Materials                                         $21,920,425
         Capital Goods - 6.7 %
         Building Products - 3.3 %
104,053  Compagnie de Saint Gobain                               $ 6,006,985
         Industrial Conglomerates - 3.4 %
 80,089  Siemens                                                 $ 6,055,030
         Total Capital Goods                                     $12,062,015
         Transportation - 3.9 %
         Air Freight & Couriers - 3.9 %
257,553  TNT NV                                                  $ 6,936,899
         Total Transportation                                    $ 6,936,899
         Automobiles & Components - 8.3 %
         Automobile Manufacturers - 3.1 %
 34,229  Bayerische Motoren Werke AG                             $ 1,505,270
 67,558  PSA Peugeot Citroen                                       4,057,308
                                                                 $ 5,562,578
         Tires & Rubber - 5.2 %
 82,656  Compagnie Generale des Etablissements Michelin          $ 4,493,943
 57,109  Continental AG                                            4,830,917
                                                                 $ 9,324,860
         Total Automobiles & Components                          $14,887,438
         Consumer Durables & Apparel - 4.4 %
         Apparel, Accessories & Luxury Goods - 2.6 %
 27,064  Adidas-Salomon AG                                       $ 4,747,558
         Homebuilding - 1.8 %
166,301  Persimmon Plc. *                                        $ 3,159,148
         Total Consumer Durables & Apparel                       $ 7,906,706
         Consumer Services - 2.1 %
         Hotels, Resorts & Cruise Lines - 2.1 %
 68,602  Carnival Corp.                                          $ 3,738,123
         Total Consumer Services                                 $ 3,738,123
         Media - 4.3 %
         Advertising - 2.7 %
500,864  WPP Group Plc *                                         $ 4,912,485
         Publishing - 1.6 %
141,854  Wolters Kluwer NV *                                     $ 2,828,904
         Total Media                                             $ 7,741,389
         Food & Drug Retailing - 1.6 %
         Drug Retail - 1.6 %
269,376  Boots Co. Plc                                           $ 2,768,139
         Total Food & Drug Retailing                             $ 2,768,139
         Pharmaceuticals & Biotechnology - 7.0 %
         Pharmaceuticals - 7.0 %
107,722  Astrazeneca Plc                                         $ 4,949,868
 36,893  GlaxoSmithKline Plc                                         913,014
 44,270  Roche Holdings AG                                         6,624,712
                                                                 $12,487,594
         Total Pharmaceuticals & Biotechnology                   $12,487,594
         Banks - 18.9 %
         Diversified Banks - 18.9 %
173,019  Allied Irish Banks Plc                                  $ 3,734,899
593,398  Barclays Plc                                              6,020,940
102,551  BNP Paribas SA                                            8,071,437
315,850  Royal Bank of Scotland Group Plc                          8,970,797
 60,124  Societe Generale                                          7,126,737
                                                                 $33,924,810
         Total Banks                                             $33,924,810
         Diversified Financials - 11.4 %
         Diversified Capital Markets - 11.4 %
154,422  CS Group                                                $ 7,486,232
 62,342  Deutsche Bank AG                                          6,086,721
 74,487  UBS AG                                                    6,834,640
                                                                 $20,407,593
         Total Diversified Financials                            $20,407,593
         Telecommunication Services - 5.1 %
         Integrated Telecommunication Services - 3.5 %
253,356  France Telecom SA                                       $ 6,338,239
         Wireless Telecommunication Services - 1.6 %
1,266,675Vodafone Group Plc                                      $ 2,719,450
         Total Telecommunication Services                        $ 9,057,689
         TOTAL COMMON STOCKS
         (Cost   $154,013,658)                                   $175,584,021

         TOTAL INVESTMENT IN SECURITIES - 100.8 %
         (Cost   $154,013,658) (a)                               $180,551,815

         OTHER ASSETS AND LIABILITIES - (0.8) %                  $-1,409,455

         TOTAL NET ASSETS - 100.0%                               $179,142,360

     *   Non-income producing security

   (a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $154,702,618 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $25,969,740

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (120,543)

         Net unrealized gain                                     $25,849,197




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 13, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 13, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 13, 2006

* Print the name and title of each signing officer under his or her signature.